ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 2.7%
7,479	General Dynamics Corporation	$ 2,427,459
26,242	RTX Corporation	4,161,981
		6,589,440
	ASSET MANAGEMENT - 2.7%
8,246	Ameriprise Financial, Inc.	4,245,123
2,087	Blackrock, Inc.	2,352,341
		6,597,464
	BANKING - 5.8%
27,419	JPMorgan Chase & Company	8,264,635
13,194	PNC Financial Services Group, Inc. (The)	2,736,963
68,622	Truist Financial Corporation	3,212,882
		14,214,480
	BEVERAGES - 1.4%
23,226	PepsiCo, Inc.	3,452,545

	BIOTECH & PHARMA - 5.7%
9,749	Amgen, Inc.	2,804,885
29,245	Bristol-Myers Squibb Company	1,379,779
6,664	Eli Lilly & Company	4,881,913
19,908	Johnson & Johnson	3,527,100
17,620	Merck & Company, Inc.	1,482,194
		14,075,871
	COMMERCIAL SUPPORT SERVICES - 3.7%
22,094	Cintas Corporation	4,640,403
18,873	Republic Services, Inc.	4,415,716
		9,056,119
	DIVERSIFIED INDUSTRIALS - 1.0%
18,790	Emerson Electric Company	2,480,280

	ELECTRIC UTILITIES - 3.6%
41,150	American Electric Power Company, Inc.	4,568,472
24,530	NextEra Energy, Inc.	1,767,387
27,685	Southern Company (The)	2,555,326
		8,891,185

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ENGINEERING & CONSTRUCTION - 1.4%
5,661	EMCOR Group, Inc.	$ 3,509,820

	FOOD - 1.2%
16,018	Hershey Company (The)	2,943,308

	GAS & WATER UTILITIES - 1.0%
17,286	American Water Works Company, Inc.	2,480,714

	HEALTH CARE FACILITIES & SERVICES - 2.4%
23,856	Cardinal Health, Inc.	3,549,296
8,356	Labcorp Holdings, Inc.	2,322,884
		5,872,180
	HOUSEHOLD PRODUCTS - 2.4%
36,736	Procter & Gamble Company (The)	5,769,021

	INDUSTRIAL REIT - 0.6%
14,001	Prologis, Inc.	1,593,034

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
25,962	Nasdaq, Inc.	2,459,640

	INSURANCE - 6.0%
35,870	Hartford Insurance Group, Inc. (The)	4,745,959
21,079	Marsh & McLennan Companies, Inc.	4,338,269
38,482	MetLife, Inc.	3,130,896
36,372	W R Berkley Corporation	2,607,509
		14,822,633
	INTERNET MEDIA & SERVICES - 8.4%
61,020	Alphabet, Inc., Class A	12,991,768
6,248	Netflix, Inc.(a)	7,549,146
		20,540,914
	LEISURE FACILITIES & SERVICES - 2.3%
11,446	Marriott International, Inc., Class A	3,065,926

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE FACILITIES & SERVICES - 2.3% (Continued)
8,073	McDonald's Corporation	$ 2,531,208
		5,597,134
	MACHINERY - 2.7%
15,782	Caterpillar, Inc.	6,613,289

	MEDICAL EQUIPMENT & DEVICES - 4.4%
21,584	Abbott Laboratories	2,863,333
29,513	Boston Scientific Corporation(a)	3,113,622
6,790	Stryker Corporation	2,657,674
4,476	Thermo Fisher Scientific, Inc.	2,205,415
		10,840,044
	RESIDENTIAL REIT - 0.8%
13,223	Mid-America Apartment Communities, Inc.	1,928,178

	RETAIL - CONSUMER STAPLES - 2.6%
68,107	Walmart, Inc.	6,605,017

	RETAIL - DISCRETIONARY - 4.0%
14,529	Home Depot, Inc. (The)	5,909,961
28,565	TJX Companies, Inc. (The)	3,902,265
		9,812,226
	SEMICONDUCTORS - 2.4%
22,119	Applied Materials, Inc.	3,555,850
11,997	Texas Instruments, Inc.	2,429,153
		5,985,003
	SOFTWARE - 14.6%
10,216	Cadence Design Systems, Inc.(a)	3,579,993
4,360	Intuit, Inc.	2,908,120
31,881	Microsoft Corporation	16,153,783
19,451	Oracle Corporation	4,398,455
9,354	Salesforce, Inc.	2,396,963
10,109	Synopsys, Inc.(a)	6,100,984
		35,538,298

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SPECIALTY FINANCE - 2.8%
20,506	American Express Company	$ 6,793,228

	TECHNOLOGY HARDWARE - 8.0%
70,126	Apple, Inc.	16,279,050
47,570	Cisco Systems, Inc.	3,286,611
		19,565,661
	TECHNOLOGY SERVICES - 3.4%
10,919	Accenture PLC, Class A	2,838,612
9,058	International Business Machines Corporation	2,205,532
6,562	Moody's Corporation	3,345,046
		8,389,190

	TOTAL COMMON STOCKS (Cost $209,793,518)	243,015,916

	TOTAL INVESTMENTS - 99.0% (Cost $209,793,518)	$ 243,015,916
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	2,414,587
	NET ASSETS - 100.0%	$ 245,430,503

(a)	Non-income producing security.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6%
	AEROSPACE & DEFENSE - 1.3%
29,104	Archer Aviation, Inc., Class A(a)	$ 260,481
9,856	Astronics Corporation(a)	358,463
7,074	Howmet Aerospace, Inc.	1,231,583
		1,850,527
	ASSET MANAGEMENT - 1.7%
4,710	Affiliated Managers Group, Inc.	1,058,903
12,760	Artisan Partners Asset Management, Inc., Class A	597,040
35,839	ODP Corporation (The)(a)	726,098
		2,382,041
	AUTOMOTIVE - 0.6%
7,094	Visteon Corporation	879,372

	BANKING - 7.4%
7,763	BancFirst Corporation	1,032,246
29,655	Cadence Bank	1,116,213
6,939	City Holding Company	891,523
26,210	First Horizon Corporation	592,346
7,036	Home Bancorp, Inc.	395,881
15,547	Independent Bank Corporation (MA)	1,111,766
10,491	Northrim BanCorp, Inc.	986,469
18,485	Origin Bancorp, Inc.	718,882
3,837	Park National Corporation	659,081
7,330	ServisFirst Bancshares, Inc.	646,140
17,732	SmartFinancial, Inc.	653,424
14,649	Southern First Bancshares, Inc., 151938513(a)	660,670
13,254	Texas Capital Bancshares, Inc.(a)	1,147,398
		10,612,039
	BIOTECH & PHARMA - 2.4%
153,315	Allogene Therapeutics, Inc.(a)	173,246
1,753	Alnylam Pharmaceuticals, Inc.(a)	782,732
30,745	Arvinas, Inc.(a)	237,659
3,496	BioMarin Pharmaceutical, Inc.(a)	203,712
11,964	Janux Therapeutics, Inc.(a)	271,822
39,330	Rigel Pharmaceuticals, Inc.(a)	1,527,970

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	BIOTECH & PHARMA - 2.4% (Continued)
4,103	TG Therapeutics, Inc.(a)	$ 120,341
3,795	Vaxcyte, Inc.(a)	116,848
		3,434,330
	CHEMICALS - 2.1%
3,211	CF Industries Holdings, Inc.	278,169
5,455	DuPont de Nemours, Inc.	419,599
9,130	International Flavors & Fragrances, Inc.	616,366
72,304	Perimeter Solutions, Inc.(a)	1,618,886
		2,933,020
	COMMERCIAL SUPPORT SERVICES - 0.5%
4,170	Casella Waste Systems, Inc., Class A(a)	410,995
4,524	TriNet Group, Inc.	327,628
		738,623
	CONSTRUCTION MATERIALS - 0.3%
1,241	Carlisle Companies, Inc.	478,889

	CONSUMER SERVICES - 1.3%
23,896	Coursera, Inc.(a)	274,804
9,424	Stride, Inc.(a)	1,537,903
		1,812,707
	CONTAINERS & PACKAGING - 0.6%
7,958	Crown Holdings, Inc.	790,866

	ELECTRIC UTILITIES - 1.8%
4,299	CenterPoint Energy, Inc.	162,115
3,163	Constellation Energy Corporation	974,141
9,207	Edison International	516,789
5,159	Vistra Corporation	975,618
		2,628,663
	ELECTRICAL EQUIPMENT - 5.6%
3,018	Acuity, Inc.	985,286
27,555	Allient, Inc.	1,250,446
14,802	Amphenol Corporation, Class A	1,611,346
10,148	API Group Corporation(a)	362,081

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	ELECTRICAL EQUIPMENT - 5.6% (Continued)
1,758	Hubbell, Inc.	$ 757,680
15,937	NEXTracker, Inc., Class A(a)	1,071,923
1,822	Powell Industries, Inc.	484,944
2,866	SPX Technologies, Inc.(a)	536,257
3,987	Watts Water Technologies, Inc., Class A	1,104,000
		8,163,963
	ENGINEERING & CONSTRUCTION - 5.4%
2,780	Comfort Systems USA, Inc.	1,955,396
4,466	EMCOR Group, Inc.	2,768,921
16,766	Fluor Corporation(a)	687,741
5,438	MasTec, Inc.(a)	988,030
2,954	Sterling Infrastructure, Inc.(a)	822,778
12,744	Tetra Tech, Inc.	464,136
		7,687,002
	ENTERTAINMENT CONTENT - 0.8%
2,378	AppLovin Corporation, Class A(a)	1,138,087

	FOOD - 1.4%
59,003	Herbalife Ltd.(a)	577,049
13,196	Phibro Animal Health Corporation, Class A	489,176
15,577	Tyson Foods, Inc., Class A	884,462
		1,950,687
	GAMING REIT - 0.3%
10,982	VICI Properties, Inc.	370,972

	GAS & WATER UTILITIES - 3.0%
5,148	American Water Works Company, Inc.	738,789
15,572	National Fuel Gas Company	1,350,716
21,634	New Jersey Resources Corporation	1,023,072
26,159	NiSource, Inc.	1,105,741
		4,218,318
	HEALTH CARE FACILITIES & SERVICES - 5.1%
6,017	Addus HomeCare Corporation(a)	692,978
3,535	Cencora, Inc.	1,030,841

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.1% (Continued)
8,467	HealthEquity, Inc.(a)	$ 756,357
1,906	McKesson Corporation	1,308,736
1,936	Medpace Holdings, Inc.(a)	920,587
19,531	Option Care Health, Inc.(a)	560,149
54,915	Premier, Inc., Class A	1,422,299
3,147	Tenet Healthcare Corporation(a)	580,087
		7,272,034
	HEALTH CARE REIT - 0.6%
21,116	Omega Healthcare Investors, Inc.	898,908

	HOUSEHOLD PRODUCTS - 1.1%
35,145	Central Garden & Pet Company, Class A(a)	1,160,839
18,815	Quanex Building Products Corporation	400,195
		1,561,034
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.5%
17,529	Insteel Industries, Inc.	672,763

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
2,376	Cboe Global Markets, Inc.	560,617
3,317	Evercore, Inc., Class A	1,066,581
11,846	Northern Trust Corporation	1,555,143
		3,182,341
	INSURANCE - 4.0%
3,614	Allstate Corporation (The)	735,268
4,472	Arch Capital Group Ltd.	409,322
2,723	Assurant, Inc.	587,106
6,083	Assured Guaranty Ltd.	500,023
2,604	Brown & Brown, Inc.	252,458
6,779	Hartford Insurance Group, Inc. (The)	896,929
7,587	Jackson Financial, Inc., Class A	749,596
4,349	Kemper Corporation	233,324
2,250	Primerica, Inc.	606,015
22,315	United Fire Group, Inc.	685,963
		5,656,004

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	INTERNET MEDIA & SERVICES - 0.7%
10,727	Cargurus, Inc.(a)	$ 371,154
17,001	EverQuote, Inc.(a)	395,273
15,542	TripAdvisor, Inc.(a)	270,742
		1,037,169
	LEISURE FACILITIES & SERVICES - 3.8%
29,836	Atlanta Braves Holdings, Inc., Series C(a)	1,342,023
3,959	Brinker International, Inc.(a)	617,525
26,370	Carnival Corporation(a)	840,939
2,993	Darden Restaurants, Inc.	619,371
7,767	Life Time Group Holdings, Inc.(a)	216,855
2,007	Light & Wonder, Inc.(a)	185,587
3,953	Royal Caribbean Cruises Ltd.	1,435,810
		5,258,110
	LEISURE PRODUCTS - 0.1%
24,285	Peloton Interactive, Inc., Class A(a)	184,566

	MEDICAL EQUIPMENT & DEVICES - 2.9%
20,493	BioLife Solutions, Inc.(a)	513,350
16,502	Dentsply Sirona, Inc.	235,979
6,108	ICU Medical, Inc.(a)	779,746
3,656	Illumina, Inc.(a)	365,454
1,872	Inspire Medical Systems, Inc.(a)	175,388
20,132	QIAGEN N.V.	936,137
2,703	ResMed, Inc.	742,001
12,929	Veracyte, Inc.(a)	392,266
		4,140,321
	METALS & MINING - 2.0%
4,560	Anglogold Ashanti plc	258,370
42,166	Coeur Mining, Inc.(a)	554,483
52,664	Hecla Mining Company	448,171
3,045	Royal Gold, Inc.	546,821
60,032	SSR Mining, Inc.(a)	1,159,218
		2,967,063

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	MORTGAGE FINANCE - 2.7%
48,157	Annaly Capital Management, Inc.	$ 1,020,447
63,860	Invesco Mortgage Capital, Inc.	499,385
72,078	Orchid Island Capital, Inc.	508,871
67,816	Starwood Property Trust, Inc.	1,374,630
48,241	Two Harbors Investment Corporation	482,410
		3,885,743
	OFFICE REIT - 0.2%
21,924	Peakstone Realty Trust	278,873

	OIL & GAS PRODUCERS - 2.3%
910	Antero Resources Corporation(a)	29,047
3,773	Cheniere Energy, Inc.	912,387
13,865	EQT Corporation	718,762
4,188	Expand Energy Corporation	405,315
19,676	Williams Companies, Inc. (The)	1,138,846
		3,204,357
	PUBLISHING & BROADCASTING - 0.6%
6,002	New York Times Company (The), Class A	359,160
17,954	News Corporation, Class A	528,027
		887,187
	REAL ESTATE OWNERS & DEVELOPERS - 0.6%
11,936	Howard Hughes Holdings, Inc.(a)	910,359

	REAL ESTATE SERVICES - 0.7%
54,106	Newmark Group, Inc., Class A	985,270

	RENEWABLE ENERGY - 0.4%
40,163	Sunrun, Inc.(a)	641,403

	RETAIL - CONSUMER STAPLES - 1.8%
3,270	BJ's Wholesale Club Holdings, Inc.(a)	319,414
9,285	Hims & Hers Health, Inc.(a)	393,220
13,032	Kroger Company (The)	884,091

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	RETAIL - CONSUMER STAPLES - 1.8% (Continued)
6,970	Sprouts Farmers Market, Inc.(a)	$ 979,564
		2,576,289
	RETAIL - DISCRETIONARY - 2.1%
5,668	Advance Auto Parts, Inc.	345,691
2,538	Carvana Company(a)	943,933
3,985	Ferguson Enterprises, Inc.	921,133
12,549	Urban Outfitters, Inc.(a)	841,787
		3,052,544
	RETAIL REIT - 0.8%
5,044	Alexander's, Inc.	1,161,836

	SEMICONDUCTORS - 1.3%
8,644	Cirrus Logic, Inc.(a)	987,058
6,998	Microchip Technology, Inc.	454,870
5,297	Rambus, Inc.(a)	390,760
		1,832,688
	SOFTWARE - 8.9%
14,632	ACI Worldwide, Inc.(a)	722,089
21,391	Alkami Technology, Inc.(a)	547,610
5,549	Blackbaud, Inc.(a)	370,174
5,269	Blackline, Inc.(a)	286,476
62,651	Bumble, Inc., Class A(a)	386,557
2,162	CommVault Systems, Inc.(a)	403,526
5,901	Doximity, Inc., Class A(a)	400,914
22,307	Dropbox, Inc., Class A(a)	648,241
5,383	Elastic N.V.(a)	457,878
7,694	Five9, Inc.(a)	207,122
4,981	Fortinet, Inc.(a)	392,353
4,918	Guidewire Software, Inc.(a)	1,067,304
66,508	Health Catalyst, Inc.(a)	225,462
20,674	IonQ, Inc.(a)	883,607
2,646	Okta, Inc.(a)	245,469
105,038	Olo, Inc.(a)	1,076,641
5,373	Omnicell, Inc.(a)	175,106

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	SOFTWARE - 8.9% (Continued)
11,837	Phreesia, Inc.(a)	$ 374,759
3,866	Qualys, Inc.(a)	525,041
4,938	SPS Commerce, Inc.(a)	544,661
11,449	Upstart Holdings, Inc.(a)	838,983
11,158	Waystar Holding Corporation(a)	422,665
8,841	Zoom Video Communications, Inc.(a)	719,834
2,693	Zscaler, Inc.(a)	746,096
		12,668,568
	SPECIALTY FINANCE - 2.6%
47,692	New Residential Investment Corporation	590,427
36,458	Onity Group, Inc.(a)	1,508,267
64,795	SoFi Technologies, Inc.(a)	1,654,865
		3,753,559
	SPECIALTY REIT - 1.2%
18,777	EPR Properties	1,018,652
44,987	Postal Realty Trust, Inc., Class A	712,594
		1,731,246
	SPECIALTY REITS - 0.2%
2,600	Iron Mountain, Inc.	240,058

	STEEL - 0.9%
2,890	Carpenter Technology Corporation	696,144
11,365	Northwest Pipe Company(a)	601,890
		1,298,034
	TECHNOLOGY HARDWARE - 6.4%
12,924	Arista Networks, Inc.(a)	1,764,772
16,910	Corning, Inc.	1,133,477
15,459	Credo Technology Group Holding Ltd.(a)	1,902,306
3,249	Fabrinet(a)	1,076,361
2,058	Garmin Ltd.	497,666
2,928	InterDigital, Inc.	795,567
7,105	NetApp, Inc.	801,373
24,682	PagerDuty, Inc.(a)	413,177

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	TECHNOLOGY HARDWARE - 6.4% (Continued)
1,313	Ubiquiti, Inc.	$ 693,435
		9,078,134
	TECHNOLOGY SERVICES - 2.7%
8,588	Affirm Holdings, Inc., Class A(a)	759,694
1,307	Coinbase Global, Inc., Class A(a)	398,034
5,474	Leidos Holdings, Inc.	990,356
21,142	LiveRamp Holdings, Inc.(a)	590,285
25,724	Paysafe Ltd.(a)	362,966
31,191	StoneCompany Ltd.(a)	513,716
73,786	Unisys Corporation(a)	288,503
		3,903,554
	TRANSPORTATION & LOGISTICS - 2.0%
5,382	CH Robinson Worldwide, Inc.	692,663
4,451	Expeditors International of Washington, Inc.	536,524
9,527	Golar LNG Ltd.	417,473
6,095	SkyWest, Inc.(a)	739,933
12,830	Southwest Airlines Company	422,107
		2,808,700
	TRANSPORTATION EQUIPMENT - 0.7%
4,388	Allison Transmission Holdings, Inc.	383,116
3,067	Westinghouse Air Brake Technologies Corporation	593,465
		976,581

	TOTAL COMMON STOCKS (Cost $122,848,744)	140,775,402

	TOTAL INVESTMENTS - 98.6% (Cost $122,848,744)	$ 140,775,402
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%	2,069,327
	NET ASSETS - 100.0%	$ 142,844,729

(a)	Non-income producing security.

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 0.9%
1,834	Howmet Aerospace, Inc.	$ 319,299

	AUTOMOTIVE - 3.8%
4,060	Tesla, Inc.(a)	1,355,512

	BEVERAGES - 1.0%
4,936	Coca-Cola Company (The)	340,535

	BIOTECH & PHARMA - 4.1%
2,400	AbbVie, Inc.	504,960
1,291	Eli Lilly & Company	945,761
		1,450,721
	COMMERCIAL SUPPORT SERVICES - 1.2%
2,022	Cintas Corporation	424,681

	DIVERSIFIED INDUSTRIALS - 1.8%
2,229	General Electric Company	613,420

	E-COMMERCE DISCRETIONARY - 5.2%
8,044	Amazon.com, Inc.(a)	1,842,075

	ELECTRICAL EQUIPMENT - 1.4%
4,637	Amphenol Corporation, Class A	504,784

	ENGINEERING & CONSTRUCTION - 1.7%
951	EMCOR Group, Inc.	589,620

	HEALTH CARE FACILITIES & SERVICES - 2.3%
2,531	Cardinal Health, Inc.	376,562
1,460	Cencora, Inc.	425,751
		802,313
	HOME CONSTRUCTION - 1.3%
2,362	Armstrong World Industries, Inc.	462,409

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.9%
6,533	Fastenal Company	$ 324,429

	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
1,109	Goldman Sachs Group, Inc. (The)	826,482
2,431	Morgan Stanley	365,817
		1,192,299
	INTERNET MEDIA & SERVICES - 16.4%
8,901	Alphabet, Inc., Class A	1,895,111
2,305	Meta Platforms, Inc., Class A	1,702,704
1,198	Netflix, Inc.(a)	1,447,484
3,404	Roku, Inc.(a)	328,690
4,239	Uber Technologies, Inc.(a)	397,406
		5,771,395
	LEISURE FACILITIES & SERVICES - 1.0%
10,622	Carnival Corporation(a)	338,736

	MEDICAL EQUIPMENT & DEVICES - 1.2%
871	Intuitive Surgical, Inc.(a)	412,240

	RETAIL - CONSUMER STAPLES - 4.8%
1,396	Casey's General Stores, Inc.	690,350
1,058	Costco Wholesale Corporation	998,032
		1,688,382
	RETAIL - DISCRETIONARY - 3.1%
1,591	Ferguson Enterprises, Inc.	367,760
980	Home Depot, Inc. (The)	398,635
2,276	TJX Companies, Inc. (The)	310,924
		1,077,319
	SEMICONDUCTORS - 14.6%
5,560	Broadcom, Inc.	1,653,489
3,460	Lam Research Corporation	346,519
18,257	NVIDIA Corporation	3,180,005
		5,180,013

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	SOFTWARE - 13.9%
6,113	Microsoft Corporation, Class A	$ 3,097,395
1,806	Oracle Corporation	408,391
4,625	Palantir Technologies, Inc., Class A(a)	724,784
5,152	Pegasystems, Inc.	279,290
1,515	Veeva Systems, Inc., Class A(a)	407,838
		4,917,698
	TECHNOLOGY HARDWARE - 9.9%
11,352	Apple, Inc.	2,635,254
4,024	Arista Networks, Inc.(a)	549,477
2,423	Dell Technologies, Inc., Class C	295,969
		3,480,700
	TECHNOLOGY SERVICES - 4.1%
1,109	Mastercard, Inc., Class A	660,177
2,188	Visa, Inc., Class A	769,694
		1,429,871

	TOTAL COMMON STOCKS (Cost $30,426,743)	34,518,451

	TOTAL INVESTMENTS - 98.0% (Cost $30,426,743)	$ 34,518,451
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%	708,044
	NET ASSETS - 100.0%	$ 35,226,495

(a)	Non-income producing security.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6%
	Australia - 6.1%
43	Australia & New Zealand Banking Group Ltd.(a)	$ 947
48	BHP Group Ltd.(a)	1,357
122	Brambles Ltd.(a)	2,072
40	Commonwealth Bank of Australia(a)	4,459
34	Computershare Ltd.(a)	849
4	CSL Ltd.(a)	557
5	Macquarie Group Ltd.(a)	737
40	National Australia Bank Ltd.(a)	1,120
32	QBE Insurance Group Ltd.(a)	453
42	Wesfarmers Ltd.(a)	2,523
		15,074
	Belgium - 0.9%
15	Anheuser-Busch InBev S.A./N.V.(a)	939
8	KBC Group N.V.	943
2	UCB S.A.(a)	468
		2,350
	Denmark - 1.3%
5	DSV Panalpina A/S(a)	1,107
37	Novo Nordisk A/S, Class B(a)	2,081
		3,188
	Finland - 0.8%
132	Nordea Bank Abp(a)	2,013

	France - 12.7%
7	Air Liquide S.A.(a)	1,443
11	Airbus SE	2,304
30	AXA S.A.(a)	1,396
26	BNP Paribas S.A.(a)	2,337
21	Compagnie de Saint-Gobain(a)	2,265
14	Danone S.A.(a)	1,166
21	Engie S.A.(a)	435
11	EssilorLuxottica S.A.(a)	3,347
2	HeidelbergCement AG	473
1	Hermes International S.C.A.(a)	2,446

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	France - 12.7% (Continued)
3	Legrand S.A.(a)	$ 457
3	L'Oréal(a)	1,396
2	LVMH Moet Hennessy Louis Vuitton SE	1,179
8	Safran SA	2,666
19	Sanofi S.A.(a)	1,878
6	Schneider Electric SE(a)	1,474
32	Société Générale S.A.(a)	1,973
19	Total S.A.(a)	1,189
13	Vinci S.A.	1,762
		31,586
	Germany - 12.0%
11	Allianz SE(a)	4,648
21	BASF SE	1,114
9	Continental AG(a)	790
9	Daimler AG(a)	562
4	Deutsche Boerse AG(a)	1,177
15	Deutsche Post AG(a)	682
99	Deutsche Telekom AG(a)	3,615
9	Fresenius Medical Care AG(a)	461
10	Fresenius Se & Company KGaA(a)	543
33	Infineon Technologies AG(a)	1,349
2	Muenchener Rueckversicherungs-Gesellschaft AG(a)	1,274
1	Rheinmetall AG	1,976
19	SAP SE(a)	5,149
18	Siemens AG	4,982
15	Siemens Energy AG(a),(b)	1,592
		29,914
	Hong Kong - 2.5%
153	AIA Group Ltd.	1,441
79	CK Hutchison Holdings, Ltd.(a)	520
55	Hong Kong Exchanges & Clearing Ltd.(a)	3,182
1,024	WH Group Ltd. 144A(a),(c)	1,096
		6,239

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Ireland - 0.3%
15	Experian plc(a)	$ 777

	Italy - 3.7%
30	Assicurazioni Generali SpA(a)	1,171
134	Enel SpA	1,236
565	Intesa Sanpaolo SpA(a)	3,552
41	UniCredit SpA(a)	3,167
		9,126
	Japan - 20.2%
13	Advantest Corporation(a)	1,033
19	Asics Corp.(a)	517
18	Capcom Company Ltd.	491
23	Chugai Pharmaceutical Company Ltd.(a)	1,018
44	Daifuku Co. Ltd.(a)	1,406
43	DAIWA HOUSE INDUSTRY CO. LTD(a)	1,530
2	Disco Corporation(a)	563
3	Fast Retailing Company Ltd.(a)	950
43	Fujitsu Limited(a)	1,046
94	Hitachi, Ltd.(a)	2,590
20	ITOCHU Corporation(a)	1,143
76	KDDI Corporation(a)	1,319
45	Mitsubishi Corporation(a)	1,027
76	Mitsubishi Electric Corporation	1,837
111	Mitsubishi Heavy Industries Ltd.(a)	2,835
140	Mitsubishi UFJ Financial Group, Inc.(a)	2,152
33	Mitsui & Company Ltd.(a)	769
87	Mizuho Financial Group, Inc.(a)	2,898
27	Nintendo Company Ltd(a)	2,445
727	Nippon Telegraph & Telephone Corporation(a)	771
90	Nitto Denko Corporation	2,061
18	Nomura Research Institute Ltd.	710
75	Panasonic Corporation(a)	773
15	Recruit Holdings Company Ltd.(a)	876
17	Shin-Etsu Chemical Company Ltd.(a)	527

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Japan - 20.2% (Continued)
516	SoftBank Corporation	$ 801
10	SoftBank Corporation(a)	1,104
32	Sompo Holdings, Inc.(a)	1,036
127	Sony Corporation(a)	3,528
22	Sumitomo Corporation	621
61	Sumitomo Electric Industries Ltd.(a)	1,744
48	Sumitomo Mitsui Financial Group, Inc.(a)	1,322
19	Takeda Pharmaceutical Company Ltd.(a)	572
25	Tokio Marine Holdings, Inc.(a)	1,089
8	Tokyo Electron Ltd.(a)	1,124
16	Tokyo Gas Company Ltd.	613
154	Toray Industries, Inc.(a)	1,041
99	Toyota Motor Corporation(a)	1,935
		49,817
	Luxembourg - 0.8%
39	ArcelorMittal(a)	1,298
1	Spotify Technology S.A.(b)	682
		1,980
	Netherlands - 3.5%
1	Adyen N.V. 144A(a),(b),(c)	1,678
5	ASML Holding N.V.(a)	3,723
54	ING Groep N.V.(a)	1,286
34	Prosus N.V.(a)	2,100
		8,787
	Norway - 0.5%
116	Orkla ASA	1,296

	Singapore - 2.9%
76	DBS Group Holdings Ltd.(a)	2,992
78	Oversea-Chinese Banking Corporation Ltd.	1,018
99	Singapore Exchange Ltd.	1,278
576	Singapore Telecommunications Ltd.(a)	1,935
		7,223

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Spain - 4.4%
38	Aena S.M.E. SA 144A(a),(c)	$ 1,100
175	Banco Bilbao Vizcaya Argentaria S.A.(a)	3,170
243	Banco Santander S.A.(a)	2,319
36	Endesa S.A.	1,097
91	Iberdrola S.A.(a)	1,711
32	Industria de Diseno Textil S.A.(a)	1,580
		10,977
	Sweden - 1.2%
72	Telefonaktiebolaget LM Ericsson, Class B(a)	573
273	Telia Co. AB(a)	1,018
44	Volvo AB, B Shares(a)	1,352
		2,943
	Switzerland - 7.7%
19	ABB Ltd.(a)	1,275
10	Coca-Cola HBC AG	505
17	Compagnie Financiere Richemont S.A.(a)	2,969
3	Galderma Group A.G. 144A(c)	523
10	LAFARGE HOLCIM - RECLAIM(a)	837
1	Lonza Group AG(a)	709
34	Nestlé S.A.(a)	3,203
18	Novartis AG(a)	2,276
11	Roche Holding AG(a)	3,578
9	Sandoz Group AG(a)	565
7	Swiss Re AG(a)	1,268
2	Zurich Financial Services AG(a)	1,460
		19,168
	United Kingdom - 18.1%
38	3i Group plc(a)	2,064
13	AstraZeneca plc(a)	2,071
59	BAE Systems PLC	1,401
330	Barclays plc(a)	1,607
147	BP plc(a)	858
74	British American Tobacco plc(a)	4,186
53	Compass Group plc(a)	1,799

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	United Kingdom - 18.1% (Continued)
23	Diageo plc(a)	$ 637
40	GSK PLC(a)	785
289	Haleon PLC(a)	1,417
412	HSBC Holdings plc(a)	5,272
42	Imperial Brands plc(a)	1,772
2,257	Lloyds Banking Group plc(a)	2,426
8	London Stock Exchange Group plc(a)	991
170	National Grid plc(a)	2,392
370	NatWest Group plc(a)	2,553
29	Reckitt Benckiser Group plc(a)	2,168
26	RELX plc(a)	1,211
13	RIO TINTO PLC	816
216	Rolls-Royce Holdings plc(a)	3,124
91	Shell plc(a)	3,350
34	Unilever plc(a)	2,138
		45,038

	TOTAL COMMON STOCKS (Cost $249,129)	247,496

	TOTAL INVESTMENTS - 99.6% (Cost $249,129)	$ 247,496
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	910
	NET ASSETS - 100.0%	$ 248,406

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025 the total market value of 144A securities is 4,397 or 1.8% of net assets.